SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Company. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company have been eliminated upon consolidation. All intercompany transactions and balances among the Company have been eliminated upon consolidation.

Use of estimates

(c) Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for credit loss, lower of cost or net realizable value of inventory, useful lives of long-lived assets, impairment of long-lived assets and valuation allowance on deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-Continued

Functional currency and foreign currency translation

(d) Functional currency and foreign currency translation

The functional and reporting currency of the Company is the United States Dollar (“US$”). The Company’s operating subsidiaries in Taiwan, China and mainland China use their respective currencies New Taiwan dollar (“NT$”) and Renminbi (“RMB”) as their functional currencies.

The financial statements of MKD BVI and its subsidiaries, other than subsidiaries with functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution.

Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholders’ equity (deficit). Gains and losses from foreign currency transactions are included in the Company’s consolidated statements of operations and comprehensive loss.

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31, 2022		December 31, 2023		December 31, 2024
	Year-end spot rate	Average rate	Years-ended spot rate	Average rate	Years-ended spot rate	Average rate
US$ against RMB	US$1=RMB6.8972	US$1=RMB6.7290	US$1=RMB7.0978	US$1=RMB7.0803	US$1=RMB7.2993	US$1=RMB7.1957
US$ against NT$	US$1=NT$30.7300	US$1=NT$29.7963	US$1=NT$30.6200	US$1=NT$31.1525	US$1=NT$32.7900	US$1=NT$32.1064

Cash and cash equivalents	(e) Cash and cash equivalents Cash and cash equivalents consist of cash on hand and cash held in banks, which are highly liquid and are unrestricted as to withdrawal or use.
Restricted cash

(f) Restricted cash

Restricted cash balances include funds that have been frozen due to the Company’s involvement in legal litigation. The balances were released in January 2025 as a result of the Company’s settlement with the counterparty.

Accounts and note receivable, net

(g) Accounts and note receivable, net

On January 1, 2023, the Company adopted ASC 326 Financial Instruments – Credit Losses (“ASC 326”) using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit. Upon adoption, the Company changed its impairment model to utilize a current expected credit losses model in place of the incurred loss methodology for financial instruments measured at amortized cost. The Company had not recorded an adjustment to the opening accumulated deficit as of January 1, 2023 due to immaterial cumulative impact of adopting ASC 326.

Account receivables are stated net of provision of credit losses. The Company has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Company considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Inventories, net

(h) Inventories, net

Inventories, primarily consisting of raw materials, work-in-process and finished goods, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the monthly weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand.

Idle capacity consists of production-related costs of depreciation of machinery and equipment in excess of charges allocated to the Company’s finished goods in production. Costs in excess of production allocations are expensed in the period incurred rather than added to the cost of finished goods produced. Idle capacity expenses amounted to nil, nil and $128,353 for the years ended December 31, 2022, 2023 and 2024, respectively.

Intangible assets, net

(i) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Land use right	50 years
Software	3 years

Property, plant and equipment, net

(j) Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3 years
Machinery and equipment	3-10 years
Vehicle	4 years
Office equipment	3-5 years
Building	20 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Real estate properties for lease, net

(k) Real estate properties for lease, net

Real estate properties for lease, net includes the plant and land, which are stated at cost less accumulated depreciation, accumulated amortization and impairment, if any, and depreciated and amortized on a straight-line basis over the estimated useful lives with an estimated residual value of the assets as follows:

Category.	Estimated useful lives
Plant	20 years
Land use right	50 years

Maintenance, repairs and minor renewals are charged directly to expenses as incurred. Major additions and improvements to the real estate properties held for lease are capitalized.

In accordance with ASC 360, real estate properties held for lease is subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets. For the periods presented, the Company did not recognize any impairment for real estate properties held for lease.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Leases

(l) Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

Financing lease and operating lease as Lessee

The Company classifies a lease as a financing lease at lease commencement when the lease meets any one of the criteria:

a. The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

b. The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

c. The lease term is for a major part of the remaining economic life of the underlying asset.

d. The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all the fair value of the underlying asset.

e. The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Company at the end of the lease term.

When none of the criteria are met, the Company classifies a lease as an operating lease.

For both operating and financing leases, the Company records a lease liability and corresponding right-of-use (ROU) asset at lease commencement. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

The Company estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Company considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Operating leases are presented as “operating lease right-of-use assets, net” and “operating lease liabilities”. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. At lease commencement, right-of-use assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received and any initial direct costs incurred by the Company.

After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. Right-of-use assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recognized as a single cost on a straight-line basis over the lease term.

Financing leases are presented as “financing lease right-of-use assets, net” and “financing lease liabilities” on the consolidated balance sheets. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. Financing lease ROU assets are amortized on a straight-line basis from the lease commencement date. After initial measurement, the carrying value of financing lease liabilities are increased to reflect interest at a constant rate and reduced to reflect any lease payments made during the period.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

(l)	Leases – Continued

The Company has made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Lease expense for the short-term leases is recognized on a straight-line basis over the lease term as incurred.

Sale and leaseback transactions as Lessee

When the Company enters into sale and leaseback transactions as a lessee, it applies the requirements in ASC 606 by assessing whether a contract exists and whether it satisfies a performance obligation by transferring control of an asset when determining whether the transfer of an asset shall be accounted for as a sale of the asset. If the Company transfers the control of an asset to the buyer-lessor, it accounts for the transfer of the asset as a sale and recognizes a corresponding gain or loss on disposal. The subsequent leaseback of the asset is accounted for in accordance with ASC842 in the same manner as any other lease. If the Company does not transfer the control of an asset to the buyer-lessor, the failed sale-leaseback transaction is accounted for as a financing. The Company does not derecognize the transferred asset and accounts for proceeds received as borrowings for which the current portion is included in “Other current liabilities” and the non-current portion is included in “Other non-current liabilities” in the consolidated balance sheets.

Operating leases as Lessor

The Company leases certain plant space to third parties and classifies a lease as either a direct financing lease or an operating lease when none of the criteria specified as (a) to (e) in the “Financing lease and operating lease as Lessee” policy at lease commencement is met.

For operating leases, the Company recognized rental income over the non-cancellable lease term on a straight-line basis and is included in revenue in the statement of profit and loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis on the rental income. The Company does not have any sales-type or direct financing leases for the years ended December 31, 2022, 2023 and 2024.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations.

Impairment of long-lived assets

(m) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of December 31, 2023 and 2024.

Fair value measurement

(n) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

(o)	Fair value measurement – Continued

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

●	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, restricted cash, accounts receivable, net, other receivables included in prepaid expenses and other current assets, short-term and long-term bank borrowings, lease liabilities, accounts payable, amounts due to/due from related parties, long-term borrowings, other payables included in accrued expenses and other current liabilities. As of December 31, 2022 and 2023, the carrying values of these financial instruments, except for other non-current assets, non-current portion of long-term banks borrowings, and non-current portion of lease liabilities, approximated their respective fair values due to the short-term maturity of these instruments.

The Company’s non-financial assets, such as property, plant and equipment, real estate property for lease and ROU assets would be measured at fair value only if they were determined to be impaired.

Commitments and contingencies

(p) Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including capital commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Revenue recognition

(q) Revenue recognition

The Company recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services, reduced by value added tax (“VAT”). To achieve the core principle of this standard, the Company applies the following five steps:

(i)	Identification of the contract, or contracts, with the customer
(ii)	Identification of the performance obligations in the contract
(iii)	Determination of the transaction price
(iv)	Allocation of the transaction price to the performance obligations in the contract
(v)	Recognition of the revenue when, or as, a performance obligation is satisfied.

The Company’s revenues are generated through (i) sales of manufactured electronic products, (ii) commissioned processing service, (iii) rental income and (iv) others. Each of our significant performance obligations and our application of ASC 606 to our significant revenue arrangements are discussed in further detail below.

Sales of manufactured electronic products

The Company designs and manufactures industrial embedded systems and automotive electronics. The Company enters framework sales contract with customers usually for one year. The framework sales contracts provide the general payment and delivery terms, and specific orders shall be placed to the Company with determined unit price and purchase volume. Payment terms for sales of manufactured electronic products are generally set at one month after the consideration becomes due and payable.

Under the specific order, the Company identifies only one performance obligation of transferring the agreed-upon products. Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Company’s sales terms provide no right of return outside of a standard quality policy and returns are generally not significant. There was no variable consideration nor financing component. The revenue from sales of manufactured electronic products is recognized at a point in time upon the customer’s acceptance of products at the amount of the determined purchase price on the orders.

Commissioned processing service

The Company provides commissioned processing services to customers and enters into framework contracts with them usually for one year. Customers provide the material and entrust the Company to the production and processing according to the agreed-costed BOM. Specific orders for commissioned processing shall be placed to the Company, terms in commissioned processing contracts and orders are similar with product sales contracts. The Company recognizes revenue at a point in time upon the customer’s acceptance of products with the amount of the determined processing charges on the orders.

Rental income

The Company owns a building and partially leases it out. The Company adopted ASC Topic 842, Leases, and the real estate property rental income falls within the scope of ASC Topic 842, which is excluded from the scope of ASC Topic 606. The leases are classified as operating leases and the rental income is recognized over the leased terms on a straight-line basis.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

(q)	Revenue recognition– Continued

Others

Other revenue represents the revenue generated from various types of services, mainly consists of electricity supply service, technical support services and other revenues.

The following table disaggregates the Company’s revenue for the years ended December 31, 2022, 2023 and 2024:

	As of December 31,
	2022	2023	2024
By revenue type
Sales of manufactured electronic products	$1,543,397	$2,329,491	$1,318,521
Commissioned processing service	866,993	942,626	382,146
Rental income	357,338	267,591	177,593
Others	385,758	131,014	120,711
Total	$3,153,486	$3,670,722	$1,998,971

Advance from customers consists of payments received related to unsatisfied performance obligations at the end of the period. The advance from customers amounted to US$189,193, US$304,489 and US$262,216 as of December 31, 2022, 2023 and 2024, respectively, which was included in the caption “Accrued expenses and other current liabilities”. The amount of revenue recognized during the years ended December 31, 2022, 2023 and 2024 that was previously included in the contract liabilities balance as of December 31, 2021, 2022 and 2023 were US$91,467, US$44,169 and US$46,813, respectively.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Cost of revenues

(r) Cost of revenues

Cost of revenues consists primarily of (i) direct materials, labor costs and manufacturing overheads associated with manufactured electronic products, (ii) direct labor costs and manufacturing overheads associated with commissioned processing service, (iii) depreciation of leased property, (iv) inventories write-down and (v) other cost related to the business operation.

Selling expenses

(s) Selling expenses

Selling expenses primarily consist of: (i) salaries and benefits for sales personnel, (ii) freight expenses, (iii) rental and depreciation allocated to selling department, (iv) certain other expenses.

General and administrative expenses

(t) General and administrative expenses

General and administrative expenses primarily consist of: (i) professional service fees, (ii) salaries and benefits for general and administrative personnel, (iii) rental and depreciation allocated to general and administrative department, (iv) idle capacity, and (v) other corporate expenses.

Research and development expenses

(u) Research and development expenses

Research and development expenses primarily include (i) salaries and benefits for research and development personnel, (ii) material and supplies expenses in relation to research and development activities, (iii) rental and depreciation allocated to the research and development department, (iv) certain other expense.

Other income, net

(v) Other income, net

Other income primarily consists of government subsidies, building repair income, foreign currency exchange gain or loss, and others. Government grants represent cash subsidies received from the PRC government. Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attach to it and the grant will be received. Government grants for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized in the Company’s consolidated statements of operations and comprehensive loss when the grant becomes receivable.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Employee benefits

(w) Employee benefits

The Company’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Company has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive loss amounted to US$81,888, US$153,741 and US$149,426 for the years ended December 31, 2022, 2023 and 2024, respectively.

Income taxes

(x) Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than US$13,700 (RMB 100,000). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended December 31, 2022, 2023 and 2024, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Value added tax (“VAT”)

(y) Value added tax (“VAT”)

The Company is subject to VAT and related surcharges on revenue generated from sales of manufactured electronic products, commissioned processing service and rental income. The Company records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Company to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets. The Company incurs VAT related surcharges based on net VAT balance paid.

The VAT rate is 13% for taxpayers selling consumer products for the years ended December 31, 2023 and 2024. For revenue generated from services, the VAT rate is 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. The PRC VAT rate is generally 5% for leasing income for the years ended December 31, 2023 and 2024.

Non-controlling interest

(z) Non-controlling interest

For the Company’s majority-owned subsidiaries, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net loss on the consolidated statements of operation and comprehensive loss includes the net loss attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests in the Company’s consolidated balance sheets.

Net loss per share

(aa) Net loss per share

In accordance with ASC 260, Earnings per Share, basic net loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted net loss per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested restricted shares, ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The effect mentioned above is not included in the calculation of the diluted income per share when inclusion of such effect would be anti-dilutive. The Pre-Delivery Shares related to the issuance of Convertible Note were anti-dilutive and thus excluded from the calculation of diluted loss per share for the years ended 2024. For the years ended December 31, 2022, 2023 and 2024, there were no dilution impact.

Segment reporting

(bb) Segment reporting

The Company adopted ASU 2023-07 in the fourth quarter of 2024, in accordance with the required adoption timeline for public entities. The adoption of this ASU did not materially impact its financial statement disclosures, as the Company’s existing segment reporting practices were already in alignment with the new requirements. The Company uses the management approach in determining its operating segments. The Company’s chief operating decision maker (“CODM”) identified as the Company’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

Recent accounting pronouncements

(cc) Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In December 2023, the FASB issued ASU 2023-09, Income taxes (Topic 740), Improvements to Income Tax Disclosures, which provides guidance on the requirements such as the requirement that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities (non-PBEs), the requirements will be effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The ASU should be applied prospectively. Retrospective application is permitted. The Company is currently evaluating the impact the adoption of ASU 2023-09 will have on its consolidated financial statements and related disclosures.

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.